Post-employment benefits for associates	12 Months Ended
Dec. 31, 2017
Statement [line items]
Post-employment benefits for associates
24. Post-employment benefits for associates
Defined benefit plans
In addition to the legally required social security schemes, the Group has numerous independent pension and other post-employment benefit plans. In most cases, these plans are externally funded in entities that are legally separate from the Group. For certain Group companies, however, no independent plan assets exist for the pension and other post-employment benefit obligations of associates. In these cases the related unfunded liability is included in the balance sheet. The defined benefit obligations (DBOs) of all major pension and other post-employment benefit plans are reappraised annually by independent actuaries. Plan assets are recognized at fair value. The major plans are based in Switzerland, the United States, the United Kingdom, Germany and Japan, which represent 94% of the Group’s total DBO for pension plans. Details of the plans in the two most significant countries of Switzerland and the United States are provided below.
Swiss-based pension plans represent the most significant portion of the Group’s total DBO and plan assets. For the active insured members born on or after January 1, 1956, or having joined the plans after December 31, 2010, the benefits are partially linked to the contributions paid into the plan. Certain features of Swiss pension plans required by law preclude the plans being categorized as defined contribution plans. These factors include a minimum interest guarantee on retirement savings accounts, a pre-determined factor for converting the accumulated savings account balance into a pension and embedded death and disability benefits.
All benefits granted under Swiss-based pension plans are vested, and Swiss legislation prescribes that the employer has to contribute a fixed percentage of an associate’s pay to an external pension fund. Additional employer contributions may be required whenever the plan’s statutory funding ratio falls below a certain level. The associate also contributes to the plan. The pension plans are run by separate legal entities, each governed by a Board of Trustees, that, for the principal plans, consists of representatives nominated by Novartis and the active insured associates. The Boards of Trustees are responsible for the plan design and asset investment strategy.
In September 2017, the pension regulations in Switzerland were amended, which resulted in a change in accounting from defined benefit to defined contribution for a component of the Swiss pension plans. This change resulted in a reduction to the defined benefit pension plans liability and in a corresponding net pre-tax gain of USD 225 million (CHF 216 million).
The United States pension plans represent the second largest component of the Group’s total DBO and plan assets. The principal plans (Qualified Plans) are funded, whereas plans providing additional benefits for executives (Restoration Plans) are unfunded. Employer contributions are required for Qualified Plans whenever the statutory funding ratio falls below a certain level. Furthermore, associates in the United States are covered under other post-employment benefit plans and post-retirement medical plans.
The following tables are a summary of the funded and unfunded defined benefit obligation for pension and other post-employment benefit plans of associates at December 31, 2017 and 2016:
	Pension plans		Other post-employment benefit plans

(USD millions)	2017	2016	2017	2016

Benefit obligation at January 1	23 614	23 402	1 158	1 132

Current service cost	422	437	34	35

Interest cost	330	390	44	48

Past service costs and settlements	– 1 226	– 73	– 10

Administrative expenses	27	29

Remeasurement losses arising from changes in financial assumptions	11	1 299	32	46

Remeasurement (gains) arising from changes in demographic assumptions	– 26	– 7	– 9	– 26

Experience-related remeasurement losses/(gains)	47	117	– 87	– 33

Currency translation effects	1 138	– 896	5	7

Benefit payments	– 1 300	– 1 250	– 51	– 51

Contributions of associates	207	207

Effect of acquisitions, divestments or transfers	– 34	– 41	– 1

Benefit obligation at December 31	23 210	23 614	1 115	1 158

Fair value of plan assets at January 1	19 225	19 536	153	172

Interest income	236	293	5	6

Return on plan assets excluding interest income	1 429	742	12	– 1

Currency translation effects	909	– 757

Novartis Group contributions	579	542	43	27

Contributions of associates	207	207

Settlements	– 995	– 77

Benefit payments	– 1 300	– 1 250	– 51	– 51

Effect of acquisitions, divestments or transfers	– 15	– 11

Fair value of plan assets at December 31	20 275	19 225	162	153

Funded status	– 2 935	– 4 389	– 953	– 1 005

Limitation on recognition of fund surplus at January 1	– 54	– 50

Change in limitation on recognition of fund surplus (incl. exchange rate differences)	– 30

Interest income on limitation of fund surplus	– 5	– 4

Limitation on recognition of fund surplus at December 31	– 89	– 54

Net liability in the balance sheet at December 31	– 3 024	– 4 443	– 953	– 1 005

The reconciliation of the net liability from January 1 to December 31 is as follows:
	Pension plans		Other post-employment benefit plans

(USD millions)	2017	2016	2017	2016

Net liability at January 1	– 4 443	– 3 916	– 1 005	– 960

Current service cost	– 422	– 437	– 34	– 35

Net interest expense	– 99	– 101	– 39	– 42

Administrative expenses	– 27	– 29

Past service costs and settlements	231	– 4	10

Remeasurements	1 397	– 667	76	12

Currency translation effects	– 229	139	– 5	– 7

Novartis Group contributions	579	542	43	27

Effect of acquisitions, divestments or transfers	19	30	1

Change in limitation on recognition of fund surplus	– 30

Net liability at December 31	– 3 024	– 4 443	– 953	– 1 005

Amounts recognized in the consolidated balance sheet

Prepaid benefit cost	133	47

Accrued benefit liability	– 3 157	– 4 490	– 953	– 1 005

The following table shows a breakdown of the DBO for pension plans by geography and type of member, and the breakdown of plan assets into the geographical locations in which they are held:
	2017				2016

(USD millions)	Switzerland	United States	Rest of the world	Total	Switzerland	United States	Rest of the world	Total

Benefit obligation at December 31	14 606	3 788	4 816	23 210	15 436	3 783	4 395	23 614

Thereof unfunded		728	499	1 227		739	497	1 236

By type of member

Active	5 627	796	1 646	8 069	6 426	891	1 460	8 777

Deferred pensioners		1 258	1 646	2 904		831	1 515	2 346

Pensioners	8 979	1 734	1 524	12 237	9 010	2 061	1 420	12 491

Fair value of plan assets at December 31	14 445	2 400	3 430	20 275	13 958	2 282	2 985	19 225

Funded status	– 161	– 1 388	– 1 386	– 2 935	– 1 478	– 1 501	– 1 410	– 4 389

The following table shows the principal weighted average actuarial assumptions used for calculating defined benefit plans and other post-employment benefits of associates:
	Pension plans			Other post-employment benefit plans

	2017	2016	2015	2017	2016	2015

Weighted average assumptions used to determine benefit obligations at December 31
Discount rate	1.5%	1.4%	1.8%	3.7%	4.2%	4.4%

Expected rate of pension increase	0.5%	0.4%	0.4%

Expected rate of salary increase	2.8%	2.2%	2.9%

Interest on savings account	0.6%	0.5%	0.8%

Current average life expectancy for a 65-year-old male in years	22	22	21	21	21	21

Current average life expectancy for a 65-year-old female in years	24	24	24	23	23	23

Changes in the aforementioned actuarial assumptions can result in significant volatility in the accounting for the Group’s pension plans in the consolidated financial statements. This can result in substantial changes in the Group’s other comprehensive income, long-term liabilities and prepaid pension assets.
The DBO is significantly impacted by assumptions regarding the rate that is used to discount the actuarially determined post-employment benefit liability. This rate is based on yields of high-quality corporate bonds in the country of the plan. Decreasing corporate bond yields decrease the discount rate, so that the DBO increases and the funded status decreases.
In Switzerland, an increase in the DBO due to lower discount rates is slightly offset by lower future benefits expected to be paid on the associate’s savings account where the assumption on interest accrued changes in line with the discount rate.
The impact of decreasing interest rates on a plan’s assets is more difficult to predict. A significant part of the plan assets is invested in bonds. Bond values usually rise when interest rates decrease and may therefore partially compensate for the decrease in the funded status. Furthermore, pension assets also include significant holdings of equity instruments. Share prices tend to rise when interest rates decrease and therefore often counteract the negative impact of the rising defined benefit obligation on the funded status (although the correlation of interest rates with equities is not as strong as with bonds, especially in the short term).
The expected rate for pension increases significantly affects the DBO of most plans in Switzerland, Germany and the United Kingdom. Such pension increases also decrease the funded status, although there is no strong correlation between the value of the plan assets and pension/inflation increases.
Assumptions regarding life expectancy significantly impact the DBO. An increase in longevity increases the DBO. There is no offsetting impact from the plan assets, as no longevity bonds or swaps are held by the pension funds. Generational mortality tables are used where this data is available.
The following table shows the sensitivity of the defined benefit pension obligation to the principal actuarial assumptions for the major plans in Switzerland, the United States, the United Kingdom, Germany and Japan on an aggregated basis:
(USD millions)	Change in 2017 year-end defined benefit pension obligation

25 basis point increase in discount rate	– 753

25 basis point decrease in discount rate	803

1 year increase in life expectancy	840

25 basis point increase in rate of pension increase	533

25 basis point decrease in rate of pension increase	– 138

25 basis point increase of interest on savings account	56

25 basis point decrease of interest on savings account	– 54

25 basis point increase in rate of salary increase	49

25 basis point decrease in rate of salary increase	– 50

The healthcare cost trend rate assumptions used for other post-employment benefits are as follows:
	2017	2016	2015

Healthcare cost trend rate assumed for next year	6.5%	7.0%	7.5%

Rate to which the cost trend rate is assumed to decline	4.5%	5.0%	5.0%

Year that the rate reaches the ultimate trend rate	2025	2022	2022

The following table shows the weighted average plan asset allocation of funded defined benefit pension plans at December 31, 2017 and 2016:
	Pension plans

(as a percentage)	Long-term target minimum	Long-term target maximum	2017	2016

Equity securities	15	40	31	31

Debt securities	20	60	35	35

Real estate	5	20	15	15

Alternative investments	0	20	15	15

Cash and other investments	0	15	4	4

Total			100	100

Cash and most of the equity and debt securities have a quoted market price in an active market. Real estate and alternative investments, which include hedge fund and private equity investments, usually do not have a quoted market price.
The strategic allocation of assets of the different pension plans is determined with the objective of achieving an investment return that, together with the contributions paid by the Group and its associates, is sufficient to maintain reasonable control over the various funding risks of the plans. Based upon the market and economic environments, actual asset allocations may temporarily be permitted to deviate from policy targets. The asset allocation currently includes investments in shares of Novartis AG as per the below table:
	December 31, 2017	December 31, 2016

Investment in shares of Novartis AG

Number of shares (in millions)	11.0	11.0

Market Value (in USD billions)	0.9	0.8

The weighted average duration of the defined benefit obligation is 14.6 years (2016: 14.5 years).
The Group’s ordinary contribution to the various pension plans is based on the rules of each plan. Additional contributions are made whenever this is required by statute or law (i.e., usually when statutory funding levels fall below pre-determined thresholds). The only significant plans that are foreseen to require additional funding are those in the United Kingdom.
The expected future cash flows in respect of pension and other post-employment benefit plans at December 31, 2017, were as follows:
(USD millions)	Pension plans	Other post- employment benefit plans

Novartis Group contributions

2018 (estimated)	395	62

Expected future benefit payments

2018	1 226	63

2019	1 166	65

2020	1 163	67

2021	1 147	68

2022	1 133	69

2023–2027	5 534	344

Defined contribution plans
In many subsidiaries, associates are covered by defined contribution plans. Contributions charged to the 2017 consolidated income statement for the defined contribution plans were:
(USD millions)	2017	2016	2015

Contributions for defined contribution plans continuing operations	406	338	359

Contributions for defined contribution plans discontinued operations			1